Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity
Change in Accumulated Other Comprehensive Loss

	December 31, 2011	December 31, 2010
Unrealized loss on minimum pension liability adjustment, net of tax	$(8,940)	$(4,804)
Unrealized loss on cash flow hedge, net of tax	(2,887)	(9,975)

Accumulated Other Comprehensive Loss	$(11,827)	$(14,779)